SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - Ruby Hui [Member] - Private Placement [Member]	1 Months Ended
Oct. 28, 2020 $ / shares shares
Stock issued during period, Restricted shares, Shares | shares	800,000
Stock issued during period, Restricted shares, Per share | $ / shares	$ 0.05
Stock issued, issue percentage	5.00%